Unaudited Condensed Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Unaudited Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 2,628	16,082		14,112
Non-current accounts receivable, allowance for doubtful accounts	$ 6,266	38,346		36,361
Ordinary shares, par value per share	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	73,140,147	73,140,147
Ordinary shares, shares outstanding	73,003,248	73,003,248	73,003,248	73,003,248
Treasury stock, shares	136,899	136,899	136,899	136,899